Financial instruments - Allowance of Impairment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Impairment loss allowance	$ 250,000	$ 0
Trade receivables
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Impairment loss allowance	250,000	0
Allowance account for credit losses of financial assets at end of period	$ 250,000	$ 0